Equity - Schedule of Stock Based Compensation Expense (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 3,059	$ 137	$ 4,985	$ 222	$ 1,147	$ 344
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,292	76	2,281	117	556	160
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 1,767	$ 61	$ 2,704	$ 105	$ 591	$ 184